Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities

13.	Accounts payable and accrued liabilities

	December 31, 2021		December 31, 2020

Accounts payable		$25,247,351		$19,826,473
Accrued liabilities		9,143,870		3,776,074
	$34,391,221		$23,602,547

The Company, in the course of its normal operations, is subject to claims, lawsuits, and contingencies. Accruals are made in instances where it is probable that liabilities may be incurred and where such liabilities can be reasonably estimated. Although it is possible that liabilities may be incurred in instances for which no accruals have been made, the Company has no reason to believe that the ultimate outcome of these matters would have a material impact on its consolidated financial position.